GOODWILL (Details) ¥ in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Dec. 09, 2016 CNY (¥)	May 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Changes in the carrying amount of goodwill
Balance at beginning of year				¥ 56,246	¥ 56,015
Balance at end of period			$ 8,439	58,026	56,246	¥ 56,015
An offline travel agency
Changes in the carrying amount of goodwill
Acquisition		¥ 1,200		1,166
Skyscanner
Changes in the carrying amount of goodwill
Acquisition	¥ 9,500
Acquisition					(60)
Others
Changes in the carrying amount of goodwill
Acquisition				621	291	¥ 159
Others				¥ 614	¥ 291